N-4	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	WOODMENLIFE VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001205700
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CERTIFICATE

FEES AND EXPENSES		Location in Prospectus
Charges for Early Withdrawals
The charge for an early withdrawal or Surrender under your Certificate will depend on the age of the annuitant on the Certificate issue date.

Age 0 – 60.
If you withdraw money from your Certificate within 7 years following your last premium payment, you will be assessed a surrender charge of up to 7% of the premium payment withdrawn. For example, if you invest $100,000 in the Certificate and make an early withdrawal or Surrender, you could pay a surrender charge of up to $7,000.

Age 61 – 75.
If you withdraw money from your Certificate within 6 years following your last premium payment, you will be assessed a surrender charge of up to 6% of the premium payment withdrawn. For example, if you invest $100,000 in the Certificate and make an early withdrawal or Surrender, you could pay a surrender charge of up to $6,000.

Age 76 – 85.
If you withdraw money from your Certificate within 5 years following your last premium payment, you will be assessed a surrender charge of up to 5% of the premium payment withdrawn. For example, if you invest $100,000 in the Certificate and make an early withdrawal or Surrender, you could pay a surrender charge of up to $5,000.
Fee Table Certificate Fees and Charges – Surrender Charge
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions under the Certificate. You will be charged $25 for each transfer from a subaccount in excess of 12 transfers in any single Certificate Year.	Fee Table Certificate Fees and Charges

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year
, depending on the options you choose. Please refer to your Certificate specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table Certificate Fees and Charges
Annual Fee	Minimum	Maximum	Appendix – Funds Available Under the Certificate
Base Contract 1	1.27%	1.44%
Investment options 2 (Fund fees and expenses)	0.34%	1.18%
1 As a percentage of the average daily net asset value of the Variable Account, as well as an amount attributable to the annual certificate fee. 2 As a percentage of Fund net assets.

Because your Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Certificate, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate, which could add surrender charges that substantially increase costs
.

Lowest Annual Cost: $1,489	Highest Annual Cost: $2,297
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No additional premium payments, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive Fund fees and expenses • No additional premium payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
The charge for an early withdrawal or Surrender under your Certificate will depend on the age of the annuitant on the Certificate issue date.

Age 0 – 60.
If you withdraw money from your Certificate within 7 years following your last premium payment, you will be assessed a surrender charge of up to 7% of the premium payment withdrawn. For example, if you invest $100,000 in the Certificate and make an early withdrawal or Surrender, you could pay a surrender charge of up to $7,000.

Age 61 – 75.
If you withdraw money from your Certificate within 6 years following your last premium payment, you will be assessed a surrender charge of up to 6% of the premium payment withdrawn. For example, if you invest $100,000 in the Certificate and make an early withdrawal or Surrender, you could pay a surrender charge of up to $6,000.

Age 76 – 85.
If you withdraw money from your Certificate within 5 years following your last premium payment, you will be assessed a surrender charge of up to 5% of the premium payment withdrawn. For example, if you invest $100,000 in the Certificate and make an early withdrawal or Surrender, you could pay a surrender charge of up to $5,000.

Transaction Charges [Text Block]	In addition to surrender charges, you may also be charged for other transactions under the Certificate. You will be charged $25 for each transfer from a subaccount in excess of 12 transfers in any single Certificate Year.
Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year
, depending on the options you choose. Please refer to your Certificate specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table Certificate Fees and Charges
Annual Fee	Minimum	Maximum	Appendix – Funds Available Under the Certificate
Base Contract 1	1.27%	1.44%
Investment options 2 (Fund fees and expenses)	0.34%	1.18%
1 As a percentage of the average daily net asset value of the Variable Account, as well as an amount attributable to the annual certificate fee. 2 As a percentage of Fund net assets.

Because your Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Certificate, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate, which could add surrender charges that substantially increase costs
.

Lowest Annual Cost: $1,489	Highest Annual Cost: $2,297
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No additional premium payments, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive Fund fees and expenses • No additional premium payments, transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.27%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.44%	[1]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily net asset value of the Variable Account, as well as an amount attributable to the annual certificate fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.34%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.18%	[2]
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets.
Lowest and Highest Annual Cost [Table Text Block]

Because your Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Certificate, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate, which could add surrender charges that substantially increase costs
.

Lowest Annual Cost: $1,489	Highest Annual Cost: $2,297
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No additional premium payments, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive Fund fees and expenses • No additional premium payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,489
Highest Annual Cost [Dollars]	$ 2,297
Risks [Table Text Block]

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Certificate, including loss of your principal investment.	Principal Risks of Investing in the Certificate
Not a Short- Term Investment
•  The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•  The Certificate’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.

•  Surrender charges may apply to a withdrawal or Surrender for several years, and when applied may significantly reduce the value of your investment.

•  A withdrawal or Surrender may be subject to income taxes, including a 10% federal penalty tax if taken before age 59
1
⁄
2
.

Risks Associated with Investment Options	An investment in the Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Certificate (
e.g.
, the Funds). Each investment option (including the fixed account) has its own unique risks. You should review the investment options before making an investment decision.
Insurance Company Risks	An investment in the Certificate is subject to the risks related to WoodmenLife. Any obligations (including under the fixed account) guarantees, or benefits of the Certificate are subject to the claims-paying ability of WoodmenLife. More information about WoodmenLife, including its financial strength ratings, is available
upon request by calling
1-877-664-3332.

Investment Restrictions [Text Block]
•  There are no restrictions that may limit your choice of available investment options under your Certificate.

•  The first 12 transfers among the subaccounts, or from the subaccounts to the fixed account, each Certificate Year are free of charge. Each additional transfer is subject to a charge.

•  Transfers involving the subaccounts are subject to additional restrictions designed to prevent frequent or disruptive trading.

•  There are significant limits on your right to make transfers from the fixed account to the subaccounts.

•  We reserve the right to remove or substitute Funds as investment options.

Tax Implications [Text Block]
•  You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Certificate.

•  If you purchase the Certificate through a
tax-qualified
plan or individual retirement account (IRA), there is no additional tax benefit from the Certificate.

•  A withdrawal or Surrender will be subject to ordinary income tax, and may be subject to tax penalties.

Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling the Certificate to you in the form of commissions, additional cash compensation (
e.g.
, pension/retirement programs and allowances), and
non-cash
	compensation. Your investment professional may have a financial incentive to offer or recommend the Certificate to you over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning and Surrendering or making withdrawals from the Certificate. Please refer to your Certificate specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses you will pay at the time that you buy the Certificate, Surrender or make withdrawals from the Certificate, or transfer Accumulated Value between the investment options. State premium taxes may also be deducted.
TRANSACTION EXPENSES
Surrender Charge
1
(as a percentage of premium payments withdrawn)

Annuitant Age on Certificate Issue Date 0 – 60	7%
Annuitant Age on Certificate Issue Date 61 – 75	6%
Annuitant Age on Certificate Issue Date 76 – 85	5%
Transfer Fee	$25
(per transfer in excess of 12 transfers from any subaccount in a Certificate Year)

1
Surrender charges may apply to any withdrawal or a Surrender during the accumulation period, or to amounts applied to annuity payment Options 3 or 4 upon annuitization. The surrender charge declines by 1% each year following your last premium payment until it reaches 0%. The surrender charge percentage is determined by the following schedule:

Premium Year	Annuitant Age on Certificate Issue Date

	0 – 60 *	61 - 75	76 - 85

1	7%	6%	5%

2	6%	5%	4%

3	5%	4%	3%

4	4%	3%	2%

5	3%	2%	1%

6	2%	1%	None

7	1%	None	None

8 or more	None	None	None
* Applies to all ages in Connecticut.
The next table describes the fees and expenses that you will pay each year
during the time that you own the Certificate (not including Fund fees and expenses).
ANNUAL CERTIFICATE EXPENSES

Administrative Expenses 1	$45 (Current: $30)

Base Contract Expenses	1.40% (Current: 1.25%)
(as a percentage of average daily net asset value of the Variable Account)

1	This fee is referred to as the “annual certificate fee” elsewhere in this prospectus. This fee applies only to C ertificat es with a Variable Account Value of less than $50,000 at the time of deduction.
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you
own the Certificate. A complete list of Funds available under the Certificate, including their annual expenses, may be found at the back of this document
in the Appendix.
ANNUAL FUND EXPENSES

	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.34%	1.18%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Certificate Expenses, and Annual Fund Expenses.
The Example assumes that you invest $100,000 in the Certificate for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive surrender charge schedule and Annual Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you Surrender your Certificate at the end of the applicable time period:

1 year	3 years	5 years	10 years
$8,932	$12,588	$16,513	$29,333

(2)	If you annuitize your Certificate under Option 1 or 2 at the end of the applicable time period:

1 year	3 years	5 years	10 years
$8,932	$8,079	$13,804	$29,288

(3)	If you annuitize your Certificate under Option 3 or 4 at the end of the applicable time period or do not Surrender your Certificate:

1 year	3 years	5 years	10 years
$2,603	$8,079	$13,804	$29,288

Transaction Expenses [Table Text Block]
TRANSACTION EXPENSES
Surrender Charge
1
(as a percentage of premium payments withdrawn)

Annuitant Age on Certificate Issue Date 0 – 60	7%
Annuitant Age on Certificate Issue Date 61 – 75	6%
Annuitant Age on Certificate Issue Date 76 – 85	5%
Transfer Fee	$25
(per transfer in excess of 12 transfers from any subaccount in a Certificate Year)

1
Surrender charges may apply to any withdrawal or a Surrender during the accumulation period, or to amounts applied to annuity payment Options 3 or 4 upon annuitization. The surrender charge declines by 1% each year following your last premium payment until it reaches 0%. The surrender charge percentage is determined by the following schedule:

Premium Year	Annuitant Age on Certificate Issue Date

	0 – 60 *	61 - 75	76 - 85

1	7%	6%	5%

2	6%	5%	4%

3	5%	4%	3%

4	4%	3%	2%

5	3%	2%	1%

6	2%	1%	None

7	1%	None	None

8 or more	None	None	None
* Applies to all ages in Connecticut.

Other Transaction Fee (of Other Amount), Footnotes [Text Block]	(per transfer in excess of 12 transfers from any subaccount in a Certificate Year)
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the Certificate (not including Fund fees and expenses).
ANNUAL CERTIFICATE EXPENSES

Administrative Expenses 1	$45 (Current: $30)

Base Contract Expenses	1.40% (Current: 1.25%)
(as a percentage of average daily net asset value of the Variable Account)

1	This fee is referred to as the “annual certificate fee” elsewhere in this prospectus. This fee applies only to C ertificat es with a Variable Account Value of less than $50,000 at the time of deduction.

Administrative Expense, Maximum [Dollars]	$ 45	[3]
Administrative Expense, Current [Dollars]	$ 30	[3]
Administrative Expense, Footnotes [Text Block]	This fee is referred to as the “annual certificate fee” elsewhere in this prospectus. This fee applies only to C ertificat es with a Variable Account Value of less than $50,000 at the time of deduction.
Base Contract Expense (of Other Amount), Maximum [Percent]	1.40%
Base Contract Expense (of Other Amount), Current [Percent]	1.25%
Annual Portfolio Company Expenses [Table Text Block]
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you
own the Certificate. A complete list of Funds available under the Certificate, including their annual expenses, may be found at the back of this document
in the Appendix.
ANNUAL FUND EXPENSES

	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.34%	1.18%
most expensive surrender charge schedule and Annual Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you Surrender your Certificate at the end of the applicable time period:

1 year	3 years	5 years	10 years
$8,932	$12,588	$16,513	$29,333

(2)	If you annuitize your Certificate under Option 1 or 2 at the end of the applicable time period:

1 year	3 years	5 years	10 years
$8,932	$8,079	$13,804	$29,288

(3)	If you annuitize your Certificate under Option 3 or 4 at the end of the applicable time period or do not Surrender your Certificate:

1 year	3 years	5 years	10 years
$2,603	$8,079	$13,804	$29,288

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.34%
Portfolio Company Expenses Maximum [Percent]	1.18%
Surrender Example [Table Text Block]
EXAMPLE
This Example is intended to help you compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Certificate Expenses, and Annual Fund Expenses.
The Example assumes that you invest $100,000 in the Certificate for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive surrender charge schedule and Annual Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you Surrender your Certificate at the end of the applicable time period:

1 year	3 years	5 years	10 years
$8,932	$12,588	$16,513	$29,333

Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,932
Surrender Expense, 3 Years, Maximum [Dollars]	12,588
Surrender Expense, 5 Years, Maximum [Dollars]	16,513
Surrender Expense, 10 Years, Maximum [Dollars]	$ 29,333
Annuitize Example [Table Text Block]
EXAMPLE
This Example is intended to help you compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Certificate Expenses, and Annual Fund Expenses.
The Example assumes that you invest $100,000 in the Certificate for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive surrender charge schedule and Annual Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(2)	If you annuitize your Certificate under Option 1 or 2 at the end of the applicable time period:

1 year	3 years	5 years	10 years
$8,932	$8,079	$13,804	$29,288

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 8,932
Annuitized Expense, 3 Years, Maximum [Dollars]	8,079
Annuitized Expense, 5 Years, Maximum [Dollars]	13,804
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 29,288
No Surrender Example [Table Text Block]
EXAMPLE
This Example is intended to help you compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Certificate Expenses, and Annual Fund Expenses.
The Example assumes that you invest $100,000 in the Certificate for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive surrender charge schedule and Annual Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(3)	If you annuitize your Certificate under Option 3 or 4 at the end of the applicable time period or do not Surrender your Certificate:

1 year	3 years	5 years	10 years
$2,603	$8,079	$13,804	$29,288

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,603
No Surrender Expense, 3 Years, Maximum [Dollars]	8,079
No Surrender Expense, 5 Years, Maximum [Dollars]	13,804
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 29,288
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE
CERTIFICATE
RISK OF LOSS
You can lose money by investing in this Certificate, including loss of your principal investment. The Certificate is not a deposit with, obligation of or guaranteed by a bank, nor is it federally insured by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
SHORT-TERM INVESTMENT RISK
The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Surrender charges may apply for several years and significantly reduce the Surrender Value of your Certificate. You should also consider that tax deferral and long-term income are generally more beneficial to investors with a long time horizon.
SUBACCOUNT RISK
Amounts allocated to the subaccounts are subject to the risk of poor investment performance. Generally, if the subaccounts you select make money, your Accumulated Value goes up. If they lose money, your Accumulated Value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each Fund has its own investment risks, and you are exposed to a Fund’s investment risks when you invest in the corresponding subaccount. Even a subaccount investing in a money market fund may have negative returns, particularly due to the fees and charges deducted at the subaccount level. We make no guarantee as to the value of any subaccount. You bear all of the investment risk. There is no assurance that any Fund will meet its stated objective.
WITHDRAWAL AND SURRENDER RISK
You may take a withdrawal or Surrender during the accumulation period. Such distributions may be subject to significant surrender charges. If you take a withdrawal or Surrender before attaining age 59
1
⁄
2
, you may be subject to a 10% premature distribution federal income tax penalty in addition to any state and federal income taxes you may owe. A Surrender will terminate the Certificate
and
all of its benefits, including the death benefit. Withdrawals will reduce the value of your Certificate and the death benefit, perhaps significantly. Taking systematic withdrawals from your Certificate may repeatedly expose you to the risks associated with withdrawals.
FIXED ACCOUNT TRANSFER RISK
Transfers of Accumulated Value from the fixed account to the subaccounts are subject to significant limitations. You may only make one transfer, limited to the greater of $500 or 25% of the Fixed Account Value, from the fixed account into the subaccounts each Certificate Year. These restrictions may prolong the period of time it takes to transfer your Accumulated Value in the fixed account to the subaccounts. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.
FIXED ACCOUNT INTEREST RATE RISK
We guarantee that the effective annual interest rate that applies to the fixed account each month shall be at least 1%. We may declare higher interest rates at our discretion. You bear the risk that interest credited on the Fixed Account Value may not exceed 1%.
FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY RISK
All guarantees and obligations under the Certificate, including the death benefit, annuity payments, and amounts allocated to the fixed account, are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If there is a serious concern with our financial strength and claims-paying ability, you (as a member of WoodmenLife) may be subject to an assessment. You could satisfy an assessment by either making a payment to WoodmenLife or electing an equivalent reduction to your Fixed Account Value, death benefit, or annuity payments, as applicable. See “Surplus Refunds and Assessments” for more information.
BUSINESS DISRUPTION AND CYBERSECURITY RISK
Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption or unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third-party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Certificate. For instance, systems failures and cyberattacks may interfere with our processing of Certificate transactions, impact our ability to calculate subaccount unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the Funds or the issuers of securities in which the Funds invest, which may cause the Funds underlying your Certificate to lose value. There may be an increased risk of cyberattacks during periods of geo-political
or military conflict.
We are also exposed to risks related to natural and
man-made
disasters, such as storms, fires, earthquakes, public health crises (
e.g.
, the
COVID-19
pandemic),
geo-political
disputes, and military and terrorist acts, which could adversely affect our ability to administer the Certificates. In the event that a natural or man-made
disaster occurs, a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively and impair our ability to process Certificate transactions or to calculate Certificate values.
While we maintain cybersecurity and business continuity policies and procedures designed to prevent, detect, and/or address cybersecurity or disaster events, there can be no guarantee that we will always be able to avoid such events or that such events will not negatively impact our business, our ability to administer the Certificate, or your Certificate values. In addition, we outsource certain critical business functions to third parties and, in the event of a cybersecurity or disaster event, we rely upon the successful implementation and execution of the cybersecurity and business continuity planning of such entities. While we monitor the cybersecurity and business continuity activities of these third parties, successful implementation and execution of their policies and procedures are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the Certificates could be impaired.

Item 10. Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CERTIFICATE
The following table summarizes information about the benefits available under the Certificate.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Death Benefit	Provides for a cash benefit that becomes payable to the beneficiary if the annuitant dies prior to the annuity starting date.
•  Only available during the accumulation period.

•  Withdrawals may significantly reduce the benefit, including by more than the amount withdrawn.

•  Minimum death benefit amount is limited to 200% of the total premiums paid, reduced proportionately by any withdrawals.

•  Minimum death benefit’s accumulation rate will no longer apply following the Certificate Anniversary after the annuitant reaches age 80.

Dollar Cost Averaging Plan	Allows you to make regular, automatic transfers from the money market subaccount to other subaccounts.	• Only available during the accumulation period.

Asset Rebalancing Program	Allows you to automatically reallocate your Variable Account Value on a periodic basis to maintain a particular percentage allocation.	• Only available during the accumulation period. • Program rebalancing may only occur annually, semi- annually or quarterly. • Not available for the fixed account.

Systematic Withdrawals	Allows you to take automatic withdrawals from your Certificate on a regular basis.
•  Only available during the accumulation period.

•  Program withdrawals reduce Certificate value and the death benefit, perhaps significantly.

•  Program withdrawals may be subject to surrender charges, income taxes, and tax penalties.

Benefits Available [Table Text Block]

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Death Benefit	Provides for a cash benefit that becomes payable to the beneficiary if the annuitant dies prior to the annuity starting date.
•  Only available during the accumulation period.

•  Withdrawals may significantly reduce the benefit, including by more than the amount withdrawn.

•  Minimum death benefit amount is limited to 200% of the total premiums paid, reduced proportionately by any withdrawals.

•  Minimum death benefit’s accumulation rate will no longer apply following the Certificate Anniversary after the annuitant reaches age 80.

Dollar Cost Averaging Plan	Allows you to make regular, automatic transfers from the money market subaccount to other subaccounts.	• Only available during the accumulation period.

Asset Rebalancing Program	Allows you to automatically reallocate your Variable Account Value on a periodic basis to maintain a particular percentage allocation.	• Only available during the accumulation period. • Program rebalancing may only occur annually, semi- annually or quarterly. • Not available for the fixed account.

Systematic Withdrawals	Allows you to take automatic withdrawals from your Certificate on a regular basis.
•  Only available during the accumulation period.

•  Program withdrawals reduce Certificate value and the death benefit, perhaps significantly.

•  Program withdrawals may be subject to surrender charges, income taxes, and tax penalties.

Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX: FUNDS AVAILABLE UNDER THE CERTIFICATE
The following is a list of Funds available under the Certificate. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You can also request this information at no cost by calling
1-877-664-3332
or by sending an email request to WFSOperationsTeam@woodmenlife.org.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available at
woodmenlife.org/retirement
.

Investment Objective	Fund Name and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Seeks to provide long-term growth of capital	Global Growth Fund , Class 2 1 Adviser: Capital Research and Management Company SM	0.66%	-24.74%	7.06%	10.15%
Seeks to provide long-term growth of capital	Global Small Capitalization Fund, Class 2 1 Adviser: Capital Research and Management Company SM	0.91%	-29.55%	2.79%	6.84%
Seeks to provide growth of capital	Growth Fund, Class 2 Adviser: Capital Research and Management Company SM	0.59%	-29.94%	11.14%	13.64%
Seeks to provide long-term growth of capital while providing current income	Capital World Growth and Income Fund, Class 2 1 Adviser: Capital Research and Management Company SM	0.67%	-17.33%	4.10%	7.77%
Seeks to achieve long-term growth of capital and income	Growth-Income Fund, Class 2 Adviser: Capital Research and Management Company SM	0.53%	-16.50%	7.83%	11.54%
Seeks to provide long-term growth of capital while providing current income	International Growth and Income Fund, Class 2 Adviser: Capital Research and Management Company SM	0.80%	-15.25%	0.62%	3.60%
Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term	Asset Allocation Fund, Class 2 Adviser: Capital Research and Management Company SM	0.55%	-13.41%	5.33%	8.10%
Seeks long-term capital appreciation	VIP Contrafund SM Portfolio, Service Class Adviser: Fidelity Management & Research Company Sub-adviser: FMR Co., Inc. and other Fidelity affiliates	0.70%	-26.38%	8.55%	11.31%

Investment Objective	Fund Name and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 ® Index	VIP Equity-Income Portfolio SM , Service Class Adviser: Fidelity Management & Research Company (FMR) Sub-adviser: FMR Co., Inc. and other Fidelity affiliates	0.61%	-5.09%	8.04%	10.08%
Seeks capital appreciation	VIP Growth Portfolio, Service Class Adviser: Fidelity Management & Research Company (FMR) Sub-adviser: FMR Co., Inc. and other Fidelity affiliates	0.71%	-24.52%	12.31%	14.69%
Seeks high total return through a combination of current income and capital appreciation	VIP Growth & Income Portfolio, Service Class Adviser: Fidelity Management & Research Company (FMR) Sub-adviser: FMR Co., Inc. and other Fideli affiliates	0.62%	-5.02%	8.74%	11.47%
Seeks long-term growth of capital	VIP Overseas Portfolio, Service Class Adviser: Fidelity Management & Research Company (FMR) Sub-adviser: FMR Co., Inc., FMR Investment Management (UK) Limited and other Fidelity affiliates	0.87%	-24.58%	2.51%	5.64%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	VIP Government Money Market Portfolio, Service Class Adviser: Fidelity Management & Research Company Sub-adviser: FMR Co., Inc. and other Fidelity affiliates	0.34%	1.36%	1.02%	0.58%
Seeks investment results that correspond to total return performance of U.S. common stocks, as represented by the S&P 500 Index	Calvert VP S&P 500 Index Portfolio 1 Adviser: Calvert Research and Management Sub-adviser: Ameritas Investment Partners, Inc.	0.28%	-18.34%	9.12%	12.19%
Seeks investment results that correspond to total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index	Calvert VP S&P MidCap 400 Index Portfolio, Class I 1 Adviser: Calvert Research and Management Sub-adviser: Ameritas Investment Partners, Inc.	0.33%	-13.33%	6.39%	10.37%
Seeks investment results that correspond to investment performance of U.S. common stocks, as represented by the Russell 2000 Index	Calvert VP Russell 2000 Small Cap Index Portfolio, Class I 1 Adviser: Calvert Research and Management Sub-adviser: Ameritas Investment Partners, Inc.	0.40%	-20.52%	3.87%	8.57%

Prospectus 56

Investment Objective	Fund Name and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Seeks investment results that correspond to investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index	Calvert VP NASDAQ-100 Index Portfolio, Class I 1 Adviser: Calvert Research and Management Sub-adviser: Ameritas Investment Partners, Inc.	0.48%	-32.64%	11.83%	15.82%
Seeks investment results that correspond to total return performance of the bond market, as represented by the Bloomberg U.S. Aggregate Bond Index	Calvert VP Investment Grade Bond Index Portfolio, Class I 1 Adviser: Calvert Research and Management Sub-adviser: Ameritas Investment Partners, Inc.	0.32%	-12.53%	-0.09%	0.86%
Seeks investment results that correspond to total return performance of common stocks, as represented by the MSCI EAFE Index	Calvert VP EAFE International Index Portfolio, Class I 1 Adviser: Calvert Research and Management	0.48%	-14.58%	1.35%	4.07%
Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Income VIP Fund, Class 2 Adviser: Franklin Advisors, Inc.	0.71%	-5.47%	4.30%	5.51%
Seeks high level of current income. A secondary goal is long-term capital appreciation	Franklin Strategic Income VIP Fund, Class 2 1 Adviser: Franklin Advisors, Inc.	1.06%	-10.75%	-0.07%	1.30%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Templeton Global Bond VIP Fund, Class 2 1 Adviser: Franklin Advisors, Inc.	0.77%	-4.95%	-2.32%	-0.78%
Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Rising Dividends VIP Fund, Class 2 1 Adviser: Franklin Advisors, Inc.	0.90%	-10.57%	10.04%	11.86%
Seeks capital appreciation	Franklin Mutual Global Discovery VIP Fund, Class 2 Adviser: Franklin Mutual Advisors, LLC	1.18%	-4.75%	3.66%	6.60%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO Real Return Portfolio Administrative Class Adviser: Pacific Investment Management Company LLC	0.77%	-11.90%	1.96%	0.90%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Low Duration Portfolio Administrative Class Adviser: Pacific Investment Management Company LLC	0.67%	-5.74%	0.08%	0.42%
(1)
This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.

Prospectuses Available [Text Block]	The following is a list of Funds available under the Certificate. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You can also request this information at no cost by calling
1-877-664-3332
	or by sending an email request to WFSOperationsTeam@woodmenlife.org.
Portfolio Companies [Table Text Block]

Investment Objective	Fund Name and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Seeks to provide long-term growth of capital	Global Growth Fund , Class 2 1 Adviser: Capital Research and Management Company SM	0.66%	-24.74%	7.06%	10.15%
Seeks to provide long-term growth of capital	Global Small Capitalization Fund, Class 2 1 Adviser: Capital Research and Management Company SM	0.91%	-29.55%	2.79%	6.84%
Seeks to provide growth of capital	Growth Fund, Class 2 Adviser: Capital Research and Management Company SM	0.59%	-29.94%	11.14%	13.64%
Seeks to provide long-term growth of capital while providing current income	Capital World Growth and Income Fund, Class 2 1 Adviser: Capital Research and Management Company SM	0.67%	-17.33%	4.10%	7.77%
Seeks to achieve long-term growth of capital and income	Growth-Income Fund, Class 2 Adviser: Capital Research and Management Company SM	0.53%	-16.50%	7.83%	11.54%
Seeks to provide long-term growth of capital while providing current income	International Growth and Income Fund, Class 2 Adviser: Capital Research and Management Company SM	0.80%	-15.25%	0.62%	3.60%
Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term	Asset Allocation Fund, Class 2 Adviser: Capital Research and Management Company SM	0.55%	-13.41%	5.33%	8.10%
Seeks long-term capital appreciation	VIP Contrafund SM Portfolio, Service Class Adviser: Fidelity Management & Research Company Sub-adviser: FMR Co., Inc. and other Fidelity affiliates	0.70%	-26.38%	8.55%	11.31%

Investment Objective	Fund Name and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 ® Index	VIP Equity-Income Portfolio SM , Service Class Adviser: Fidelity Management & Research Company (FMR) Sub-adviser: FMR Co., Inc. and other Fidelity affiliates	0.61%	-5.09%	8.04%	10.08%
Seeks capital appreciation	VIP Growth Portfolio, Service Class Adviser: Fidelity Management & Research Company (FMR) Sub-adviser: FMR Co., Inc. and other Fidelity affiliates	0.71%	-24.52%	12.31%	14.69%
Seeks high total return through a combination of current income and capital appreciation	VIP Growth & Income Portfolio, Service Class Adviser: Fidelity Management & Research Company (FMR) Sub-adviser: FMR Co., Inc. and other Fideli affiliates	0.62%	-5.02%	8.74%	11.47%
Seeks long-term growth of capital	VIP Overseas Portfolio, Service Class Adviser: Fidelity Management & Research Company (FMR) Sub-adviser: FMR Co., Inc., FMR Investment Management (UK) Limited and other Fidelity affiliates	0.87%	-24.58%	2.51%	5.64%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	VIP Government Money Market Portfolio, Service Class Adviser: Fidelity Management & Research Company Sub-adviser: FMR Co., Inc. and other Fidelity affiliates	0.34%	1.36%	1.02%	0.58%
Seeks investment results that correspond to total return performance of U.S. common stocks, as represented by the S&P 500 Index	Calvert VP S&P 500 Index Portfolio 1 Adviser: Calvert Research and Management Sub-adviser: Ameritas Investment Partners, Inc.	0.28%	-18.34%	9.12%	12.19%
Seeks investment results that correspond to total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index	Calvert VP S&P MidCap 400 Index Portfolio, Class I 1 Adviser: Calvert Research and Management Sub-adviser: Ameritas Investment Partners, Inc.	0.33%	-13.33%	6.39%	10.37%
Seeks investment results that correspond to investment performance of U.S. common stocks, as represented by the Russell 2000 Index	Calvert VP Russell 2000 Small Cap Index Portfolio, Class I 1 Adviser: Calvert Research and Management Sub-adviser: Ameritas Investment Partners, Inc.	0.40%	-20.52%	3.87%	8.57%

Prospectus 56

Investment Objective	Fund Name and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Seeks investment results that correspond to investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index	Calvert VP NASDAQ-100 Index Portfolio, Class I 1 Adviser: Calvert Research and Management Sub-adviser: Ameritas Investment Partners, Inc.	0.48%	-32.64%	11.83%	15.82%
Seeks investment results that correspond to total return performance of the bond market, as represented by the Bloomberg U.S. Aggregate Bond Index	Calvert VP Investment Grade Bond Index Portfolio, Class I 1 Adviser: Calvert Research and Management Sub-adviser: Ameritas Investment Partners, Inc.	0.32%	-12.53%	-0.09%	0.86%
Seeks investment results that correspond to total return performance of common stocks, as represented by the MSCI EAFE Index	Calvert VP EAFE International Index Portfolio, Class I 1 Adviser: Calvert Research and Management	0.48%	-14.58%	1.35%	4.07%
Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Income VIP Fund, Class 2 Adviser: Franklin Advisors, Inc.	0.71%	-5.47%	4.30%	5.51%
Seeks high level of current income. A secondary goal is long-term capital appreciation	Franklin Strategic Income VIP Fund, Class 2 1 Adviser: Franklin Advisors, Inc.	1.06%	-10.75%	-0.07%	1.30%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Templeton Global Bond VIP Fund, Class 2 1 Adviser: Franklin Advisors, Inc.	0.77%	-4.95%	-2.32%	-0.78%
Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Rising Dividends VIP Fund, Class 2 1 Adviser: Franklin Advisors, Inc.	0.90%	-10.57%	10.04%	11.86%
Seeks capital appreciation	Franklin Mutual Global Discovery VIP Fund, Class 2 Adviser: Franklin Mutual Advisors, LLC	1.18%	-4.75%	3.66%	6.60%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO Real Return Portfolio Administrative Class Adviser: Pacific Investment Management Company LLC	0.77%	-11.90%	1.96%	0.90%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Low Duration Portfolio Administrative Class Adviser: Pacific Investment Management Company LLC	0.67%	-5.74%	0.08%	0.42%
(1)
This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.

Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Certificate, including loss of your principal investment.
Principal Risk [Text Block]
RISK OF LOSS
You can lose money by investing in this Certificate, including loss of your principal investment. The Certificate is not a deposit with, obligation of or guaranteed by a bank, nor is it federally insured by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
•  The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•  The Certificate’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.

•  Surrender charges may apply to a withdrawal or Surrender for several years, and when applied may significantly reduce the value of your investment.

•  A withdrawal or Surrender may be subject to income taxes, including a 10% federal penalty tax if taken before age 59
1
⁄
2
.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Certificate (
e.g.
	, the Funds). Each investment option (including the fixed account) has its own unique risks. You should review the investment options before making an investment decision.
Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Certificate is subject to the risks related to WoodmenLife. Any obligations (including under the fixed account) guarantees, or benefits of the Certificate are subject to the claims-paying ability of WoodmenLife. More information about WoodmenLife, including its financial strength ratings, is available
upon request by calling
1-877-664-3332.

SHORT TERM INVESTMENT RISK [Member]
Prospectus:
Principal Risk [Text Block]
SHORT-TERM INVESTMENT RISK
The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Surrender charges may apply for several years and significantly reduce the Surrender Value of your Certificate. You should also consider that tax deferral and long-term income are generally more beneficial to investors with a long time horizon.

SUBACCOUNT RISK [Member]
Prospectus:
Principal Risk [Text Block]
SUBACCOUNT RISK
Amounts allocated to the subaccounts are subject to the risk of poor investment performance. Generally, if the subaccounts you select make money, your Accumulated Value goes up. If they lose money, your Accumulated Value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each Fund has its own investment risks, and you are exposed to a Fund’s investment risks when you invest in the corresponding subaccount. Even a subaccount investing in a money market fund may have negative returns, particularly due to the fees and charges deducted at the subaccount level. We make no guarantee as to the value of any subaccount. You bear all of the investment risk. There is no assurance that any Fund will meet its stated objective.

WITHDRAWAL AND SURRENDER RISK [Member]
Prospectus:
Principal Risk [Text Block]
WITHDRAWAL AND SURRENDER RISK
You may take a withdrawal or Surrender during the accumulation period. Such distributions may be subject to significant surrender charges. If you take a withdrawal or Surrender before attaining age 59
1
⁄
2
, you may be subject to a 10% premature distribution federal income tax penalty in addition to any state and federal income taxes you may owe. A Surrender will terminate the Certificate
and
all of its benefits, including the death benefit. Withdrawals will reduce the value of your Certificate and the death benefit, perhaps significantly. Taking systematic withdrawals from your Certificate may repeatedly expose you to the risks associated with withdrawals.

FIXED ACCOUNT TRANSFER RISK [Member]
Prospectus:
Principal Risk [Text Block]
FIXED ACCOUNT TRANSFER RISK
Transfers of Accumulated Value from the fixed account to the subaccounts are subject to significant limitations. You may only make one transfer, limited to the greater of $500 or 25% of the Fixed Account Value, from the fixed account into the subaccounts each Certificate Year. These restrictions may prolong the period of time it takes to transfer your Accumulated Value in the fixed account to the subaccounts. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.

FIXED ACCOUNT INTEREST RATE RISK [Member]
Prospectus:
Principal Risk [Text Block]
FIXED ACCOUNT INTEREST RATE RISK
We guarantee that the effective annual interest rate that applies to the fixed account each month shall be at least 1%. We may declare higher interest rates at our discretion. You bear the risk that interest credited on the Fixed Account Value may not exceed 1%.

FINANCIAL STRENGTH AND CLAIMSPAYING ABILITY RISK [Member]
Prospectus:
Principal Risk [Text Block]
FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY RISK
All guarantees and obligations under the Certificate, including the death benefit, annuity payments, and amounts allocated to the fixed account, are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If there is a serious concern with our financial strength and claims-paying ability, you (as a member of WoodmenLife) may be subject to an assessment. You could satisfy an assessment by either making a payment to WoodmenLife or electing an equivalent reduction to your Fixed Account Value, death benefit, or annuity payments, as applicable. See “Surplus Refunds and Assessments” for more information.

BUSINESS DISRUPTION AND CYBERSECURITY RISK [Member]
Prospectus:
Principal Risk [Text Block]
BUSINESS DISRUPTION AND CYBERSECURITY RISK
Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption or unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third-party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Certificate. For instance, systems failures and cyberattacks may interfere with our processing of Certificate transactions, impact our ability to calculate subaccount unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the Funds or the issuers of securities in which the Funds invest, which may cause the Funds underlying your Certificate to lose value. There may be an increased risk of cyberattacks during periods of geo-political
or military conflict.
We are also exposed to risks related to natural and
man-made
disasters, such as storms, fires, earthquakes, public health crises (
e.g.
, the
COVID-19
pandemic),
geo-political
disputes, and military and terrorist acts, which could adversely affect our ability to administer the Certificates. In the event that a natural or man-made
disaster occurs, a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively and impair our ability to process Certificate transactions or to calculate Certificate values.
While we maintain cybersecurity and business continuity policies and procedures designed to prevent, detect, and/or address cybersecurity or disaster events, there can be no guarantee that we will always be able to avoid such events or that such events will not negatively impact our business, our ability to administer the Certificate, or your Certificate values. In addition, we outsource certain critical business functions to third parties and, in the event of a cybersecurity or disaster event, we rely upon the successful implementation and execution of the cybersecurity and business continuity planning of such entities. While we monitor the cybersecurity and business continuity activities of these third parties, successful implementation and execution of their policies and procedures are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the Certificates could be impaired.

Global Growth Fund, Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital
Portfolio Company Name [Text Block]	Global Growth Fund , Class 2	[4]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company SM
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(24.74%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.15%
Global Small Capitalization Fund, Class Two [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital
Portfolio Company Name [Text Block]	Global Small Capitalization Fund, Class 2	[4]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company SM
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(29.55%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Growth Fund, Class Two [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital
Portfolio Company Name [Text Block]	Growth Fund, Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company SM
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
Capital World Growth and Income Fund, Class Two [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital while providing current income
Portfolio Company Name [Text Block]	Capital World Growth and Income Fund, Class 2	[4]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company SM
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(17.33%)
Average Annual Total Returns, 5 Years [Percent]	4.10%
Average Annual Total Returns, 10 Years [Percent]	7.77%
GrowthIncome Fund, Class Two [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve long-term growth of capital and income
Portfolio Company Name [Text Block]	Growth-Income Fund, Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company SM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(16.50%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
International Growth and Income Fund, Class Two [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital while providing current income
Portfolio Company Name [Text Block]	International Growth and Income Fund, Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company SM
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(15.25%)
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	3.60%
Asset Allocation Fund, Class Two [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term
Portfolio Company Name [Text Block]	Asset Allocation Fund, Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company SM
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(13.41%)
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	8.10%
VIP ContrafundSM Portfolio, Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	VIP Contrafund SM Portfolio, Service Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company
Portfolio Company Subadviser [Text Block]	FMR Co., Inc. and other Fidelity affiliates
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(26.38%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.31%
VIP EquityIncome PortfolioSM, Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500
®
	Index
Portfolio Company Name [Text Block]	VIP Equity-Income Portfolio SM , Service Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (FMR)
Portfolio Company Subadviser [Text Block]	FMR Co., Inc. and other Fidelity affiliates
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(5.09%)
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	10.08%
VIP Growth Portfolio, Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	VIP Growth Portfolio, Service Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (FMR)
Portfolio Company Subadviser [Text Block]	FMR Co., Inc. and other Fidelity affiliates
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(24.52%)
Average Annual Total Returns, 5 Years [Percent]	12.31%
Average Annual Total Returns, 10 Years [Percent]	14.69%
VIP Growth Income Portfolio, Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return through a combination of current income and capital appreciation
Portfolio Company Name [Text Block]	VIP Growth & Income Portfolio, Service Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (FMR)
Portfolio Company Subadviser [Text Block]	FMR Co., Inc. and other Fideli affiliates
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(5.02%)
Average Annual Total Returns, 5 Years [Percent]	8.74%
Average Annual Total Returns, 10 Years [Percent]	11.47%
VIP Overseas Portfolio, Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	VIP Overseas Portfolio, Service Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (FMR)
Portfolio Company Subadviser [Text Block]	FMR Co., Inc., FMR Investment Management (UK) Limited and other Fidelity affiliates
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(24.58%)
Average Annual Total Returns, 5 Years [Percent]	2.51%
Average Annual Total Returns, 10 Years [Percent]	5.64%
VIP Government Money Market Portfolio, Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity
Portfolio Company Name [Text Block]	VIP Government Money Market Portfolio, Service Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company
Portfolio Company Subadviser [Text Block]	FMR Co., Inc. and other Fidelity affiliates
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	1.36%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	0.58%
Calvert VP SP 500 Index Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to total return performance of U.S. common stocks, as represented by the S&P 500 Index
Portfolio Company Name [Text Block]	Calvert VP S&P 500 Index Portfolio	[4]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(18.34%)
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	12.19%
Calvert VP SP MidCap 400 Index Portfolio, Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index
Portfolio Company Name [Text Block]	Calvert VP S&P MidCap 400 Index Portfolio, Class I	[4]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	(13.33%)
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	10.37%
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to investment performance of U.S. common stocks, as represented by the Russell 2000 Index
Portfolio Company Name [Text Block]	Calvert VP Russell 2000 Small Cap Index Portfolio, Class I	[4]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(20.52%)
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	8.57%
Calvert VP NASDAQ100 Index Portfolio, Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index
Portfolio Company Name [Text Block]	Calvert VP NASDAQ-100 Index Portfolio, Class I	[4]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(32.64%)
Average Annual Total Returns, 5 Years [Percent]	11.83%
Average Annual Total Returns, 10 Years [Percent]	15.82%
Calvert VP Investment Grade Bond Index Portfolio, Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to total return performance of the bond market, as represented by the Bloomberg U.S. Aggregate Bond Index
Portfolio Company Name [Text Block]	Calvert VP Investment Grade Bond Index Portfolio, Class I	[4]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	(12.53%)
Average Annual Total Returns, 5 Years [Percent]	(0.09%)
Average Annual Total Returns, 10 Years [Percent]	0.86%
Calvert VP EAFE International Index Portfolio, Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to total return performance of common stocks, as represented by the MSCI EAFE Index
Portfolio Company Name [Text Block]	Calvert VP EAFE International Index Portfolio, Class I	[4]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(14.58%)
Average Annual Total Returns, 5 Years [Percent]	1.35%
Average Annual Total Returns, 10 Years [Percent]	4.07%
Franklin Income VIP Fund, Class Two [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospects for capital appreciation
Portfolio Company Name [Text Block]	Franklin Income VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisors, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(5.47%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Franklin Strategic Income VIP Fund, Class Two [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high level of current income. A secondary goal is long-term capital appreciation
Portfolio Company Name [Text Block]	Franklin Strategic Income VIP Fund, Class 2	[4]
Portfolio Company Adviser [Text Block]	Franklin Advisors, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(10.75%)
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	1.30%
Templeton Global Bond VIP Fund, Class Two [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund, Class 2	[4]
Portfolio Company Adviser [Text Block]	Franklin Advisors, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.78%)
Franklin Rising Dividends VIP Fund, Class Two [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation, with preservation of capital as an important consideration
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund, Class 2	[4]
Portfolio Company Adviser [Text Block]	Franklin Advisors, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(10.57%)
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	11.86%
Franklin Mutual Global Discovery VIP Fund, Class Two [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisors, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(4.75%)
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	6.60%
PIMCO Real Return Portfolio Administrative Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management
Portfolio Company Name [Text Block]	PIMCO Real Return Portfolio Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(11.90%)
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	0.90%
PIMCO Low Duration Portfolio Administrative Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management
Portfolio Company Name [Text Block]	PIMCO Low Duration Portfolio Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(5.74%)
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	0.42%
Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides for a cash benefit that becomes payable to the beneficiary if the annuitant dies prior to the annuity starting date.
Brief Restrictions / Limitations [Text Block]
•  Only available during the accumulation period.

•  Withdrawals may significantly reduce the benefit, including by more than the amount withdrawn.

•  Minimum death benefit amount is limited to 200% of the total premiums paid, reduced proportionately by any withdrawals.

•  Minimum death benefit’s accumulation rate will no longer apply following the Certificate Anniversary after the annuitant reaches age 80.

Name of Benefit [Text Block]	Death Benefit
Dollar Cost Averaging Plan [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging Plan
Purpose of Benefit [Text Block]	Allows you to make regular, automatic transfers from the money market subaccount to other subaccounts.
Brief Restrictions / Limitations [Text Block]	• Only available during the accumulation period.
Name of Benefit [Text Block]	Dollar Cost Averaging Plan
Asset Rebalancing Program [Member]
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing Program
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Variable Account Value on a periodic basis to maintain a particular percentage allocation.
Brief Restrictions / Limitations [Text Block]	• Only available during the accumulation period. • Program rebalancing may only occur annually, semi- annually or quarterly. • Not available for the fixed account.
Name of Benefit [Text Block]	Asset Rebalancing Program
Systematic Withdrawals [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to take automatic withdrawals from your Certificate on a regular basis.
Brief Restrictions / Limitations [Text Block]
•  Only available during the accumulation period.

•  Program withdrawals reduce Certificate value and the death benefit, perhaps significantly.

•  Program withdrawals may be subject to surrender charges, income taxes, and tax penalties.

Name of Benefit [Text Block]	Systematic Withdrawals
Age Between Zero To Sixty Years [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%	[5]
Age Between Sixty One To Seventy Five Years [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%	[5]
Age Between Seventy Six To Eighty Five Years [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Deferred Sales Load (of Purchase Payments), Current [Percent]	5.00%	[5]
Transfer Fee [Member]
Prospectus:
Exchange Fee, Current [Dollars]	$ 25

[1]	As a percentage of the average daily net asset value of the Variable Account, as well as an amount attributable to the annual certificate fee.
[2]	As a percentage of Fund net assets.
[3]	This fee is referred to as the “annual certificate fee” elsewhere in this prospectus. This fee applies only to Certificates with a Variable Account Value of less than $50,000 at the time of deduction.
[4]	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.
[5]	Surrender charges may apply to any withdrawal or a Surrender during the accumulation period, or to amounts applied to annuity payment Options 3 or 4 upon annuitization. The surrender charge declines by 1% each year following your last premium payment until it reaches 0%. The surrender charge percentage is determined by the following schedule: